UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



December 31, 2003

ANNUAL
REPORT

[LOGO]

       Salomon Brothers Asset Management





Salomon Brothers Investment Series
--------------------------------------------------------------------------------





..  Cash Management Fund

..  New York Municipal Money Market Fund


[LOGO]
   SALOMON
   BROTHERS
Asset Management

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

          Table of Contents



                   Letter from the Chairman..............   1

                   Manager Overview:

                     Cash Management Fund................   2

                     New York Municipal Money Market Fund   4

                   Schedules of Investments..............   7

                   Statements of Assets and Liabilities..  11

                   Statements of Operations..............  12

                   Statements of Changes in Net Assets...  13

                   Notes to Financial Statements.........  15

                   Financial Highlights..................  21

                   Report of Independent Auditors........  25

                   Additional Information................  26

                   Tax Information.......................  31

          Letter from the Chairman

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

After an extended period of uncertainty mottled by questionable business practices and a faltering economy, business and economic prospects have begun to look more promising. The Fed's accommodative policy appears to have had its intended result of encouraging economic growth. Evidence of sustainable economic improvement has emerged. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future, which it did through the end of the funds' fiscal year in December.

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected the performance of your fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 5, 2004

          SALOMON BROTHERS

          Cash Management Fund


PERFORMANCE REVIEW

As of December 31, 2003, the seven-day current yield for Salomon Brothers Cash Management Fund was 0.58% and its seven-day effective yield, which reflects compounding, was also 0.58%. These numbers are the same due to the effects of rounding.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INTEREST RATES HIT 45-YEAR LOW

Short-term interest rates and yields of money market instruments declined during the fund's fiscal year ended December 31, 2003 as the Federal Reserve Board and the Bush Administration implemented measures to stimulate renewed economic growth.

When the fund's fiscal year began in January of 2003, the economic outlook appeared mixed. U.S. corporations reigned in capital spending as the effects of a persistently declining stock market and high-profile accounting scandals took their toll on investor confidence and overall business activity. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a "wait and see" attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation. As a result, the U.S. economy expanded sluggishly.

After the war in Iraq began in late March, it soon became clear that the military campaign would be successful and Saddam Hussein would be deposed. As major combat operations wound down, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25 percentage points in late June, driving the federal funds rate/i/ to just 1%, its lowest level since the Eisenhower Administration, and money market yields continued to decline.

By the end of August, evidence of sustainable economic improvement began to emerge. Stronger retail sales, rising domestic consumption and increasing export activity contributed to an improvement in GDP during the third calendar quarter of 2003, which grew at a rate not seen in over two decades. However, to forestall


SALOMON BROTHERS CASH MANAGEMENT FUND YIELDS
AS OF DECEMBER 31, 2003 (unaudited)

                          Class A Shares

Seven-Day Current Yield       0.58%

Seven-Day Effective Yield     0.58%

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary. Performance of other share classes may differ.

Current yield and effective yield are the same, due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future, which it did through the end of the period in December.

ADJUSTING TO A NEW ECONOMIC CLIMATE

After the Fed reduced short-term interest rates in June, we reduced the fund's weighted average maturity to a relatively short position. This strategy reflected our belief that the June rate-cut was probably the last of the current cycle, and it was designed to help us capture higher yields if they became available. Indeed, as of the reporting period's end, we have begun to see a steeper yield curve,/ii/ which suggests to us that the market may be anticipating higher short-term interest rates. Of course, we intend to continue to adjust our strategies as market conditions change.

Thank you for your investment in Salomon Brothers Cash Management Fund. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

/s/ Kevin Kennedy

Kevin Kennedy
Portfolio Manager

January 5, 2004
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 7 through 8 for a list and percentage breakdown of the fund's holdings.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iiThe yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

          SALOMON BROTHERS

          New York Municipal Money Market Fund


PERFORMANCE REVIEW

As of December 31, 2003, the seven-day current yield for Salomon Brothers New York Municipal Money
Market Fund was 0.71% and its seven-day effective yield, which reflects compounding, was also 0.71%. These numbers are the same due to the effects of rounding.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Certain shareholders may be subject to the federal Alternative Minimum Tax, and state and local taxes. Capital gains, if any, are fully taxable for each fund. Please consult your personal tax adviser.

BANNER YEAR FOR TAX-EXEMPT MUNICIPAL BONDS

Tax-exempt money market funds enjoyed a banner year in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors continued to pour cash into the shorter-end of the yield curve./i/

GEOPOLITICAL AND ECONOMIC UNCERTAINTY SUPPORTED MONEY MARKETS

As the new year commenced, short-term rates fell due to technical factors arising from the "January effect." The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The Bond Market Association
Municipal Swap Index,/ii/ a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8/th/. Nevertheless, many investors continued to park assets in safer havens such as Treasuries and money funds. The Fed's Beige Book confirmed the constrained economy: aside from the housing market, business and consumer spending remained historically weak. Although February was a slower month for tax-exempt money markets, rates on Variable Rate Demand Notes ("VRDNs")/iii/ remained in a tight band as investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast.

On March 20/th/, a coalition of soldiers from the United States and the United Kingdom invaded Iraq in response to Iraqi leader Saddam Hussein's rejection of the request that he go into exile. The fixed-income markets reacted with some uncertainty, as many investors felt confident that the war would be short-lived, leading to an economic rebound and erosion in the value of U.S. Treasuries. Others felt reluctant to sell bonds on concerns


SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND YIELDS
AS OF DECEMBER 31, 2003 (unaudited)

                          Class A Shares

Seven-Day Current Yield       0.71%

Seven-Day Effective Yield     0.71%

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary. Performance of other share classes may differ.

The current yield and effective yield are the same, due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund. Certain shareholders may be subject to the federal Alternative Minimum Tax, and state and local taxes. Capital gains, if any, are fully taxable for each fund. Please consult your personal tax adviser.

that the economy would remain mired in a slump. In the end, short-term rates remained range-bound and money fund assets rose, albeit against the specter of potentially heavier redemption activity in April (investors have traditionally pulled cash from money funds to make income tax payments).

As anticipated, tax-exempt money funds experienced outflows during April. In response, dealers increased rates on VRDNs that exceeded taxable rates, attempting to attract taxable crossover buyers. Yields on the short-term tax-exempt yield curve inverted, as rates on municipal notes and commercial paper reflected the lower interest rate environment and increased probability that the Fed would lower rates in the future.

AN IMPROVING ECONOMY

However, money did not remain in money funds for very long. Investors began to dip into the equity market again, as improving economic indicators such as the ISM Manufacturing Index/iv/ pointed to an improving economy. Most of the attention in the short-term market in June centered on the $11 billion competitive sale of California revenue anticipation warrants, sold to help patch the State's enormous budget gap. In an effort to better market the notes, the State secured purchase agreements from seven major investment banks as credit enhancements. Nonetheless, California's failure to pass its budget kept investor interest in the product tepid.

On June 25/th/ the Fed lowered its overnight target-lending rate to 1% to encourage economic growth. Although dealers consequently lowered reset rates on both taxable and tax exempt short-term instruments, the 25 basis point/v/ cut was met with some relief from short-term portfolio managers, as the concerns about money funds being in danger of not covering expenses while paying out income temporarily subsided.

As the third quarter commenced, money market yields continued to stay nominally low, reflecting the Fed's effort in keeping a favorable interest rate environment to stimulate an economic recovery. Rates on VRDNs dropped precipitously in July, as money funds awash in cash chased after the limited supply of short-term municipal product. Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest occurs in July of each year. Tax-exempt money funds grew in response to this "July effect." As the month progressed, the surge in cash combined with the low rate environment led VRDN rates down further. The Bond Market Association' Swap Index reset to an all time low of 0.70% on July 9/th/. During the month of August money market yields remained near their lows, as comments from the Fed stated that it was likely to leave short-term rates at prevailing low levels over the foreseeable future. The largest note sale of the quarter was a $7.4 billion Texas Tax and Revenue Anticipation Note/vi /priced on August 26/th/. However, anticipating more favorable resets on VRDN's, money funds didn't aggressively invest in the Texas notes, causing short-term tax-exempt yields to rise.

DESPITE LOSS OF ASSETS, TAX-EXEMPT YIELDS REMAINED COMPETITIVE

As the prospect of better economic growth continued to materialize, money market funds lost large amounts of cash throughout the fourth quarter. To encourage demand, dealer-remarketing agents set VRDN rates higher in September and December. Despite this, tax-exempt securities continued to offer attractive yields versus their taxable counterparts. Rates on daily adjustable tax-exempt securities actually exceeded overnight taxable commercial paper as of the end of the quarter. Taxable money funds capitalized on this anomaly by continuing to purchase VRDNs, indirectly helping to keep dealer inventories at manageable levels going into year-end.

Thank you for your investment in Salomon Brothers New York Municipal Money Market Fund. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

              /s/ Charles K. Bardes     /s/ Thomas A. Croak
              Charles K. Bardes         Thomas A. Croak
              Co-Portfolio Manager      Co-Portfolio Manager

January 5, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 9 through 10 for a list and percentage breakdown of the fund's holdings.

i The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
iiThe Bond Market Association Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations from Municipal Market Data's database. Please note that an investor cannot invest directly in an index.
iiiVRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
ivThe ISM Manufacturing Index, compiled by The Institute for Supply Management in a monthly survey of purchasing managers, indicates overall factory sector trends and the robustness of production by orders and shipment delivery, prices and employment. Please note that an investor cannot invest directly in an index.
v A basis point is one one-hundredth (1/100 or 0.01) of one percent.
viTax and Revenue Anticipation Note is a short-term obligation of a state or municipal government to finance current expenditures pending receipt of expected tax payments.

          Schedules of Investments
          December 31, 2003

Salomon Brothers Cash Management Fund
--------------------------------------------------------------------------------

                                                                   Yield to
   Face                                                        Maturity on Date Maturity
  Amount                        Security                         of Purchase+    Date+      Value
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 16.3%
$1,000,000 Barclays Bank Plc..................................       1.16%      4/26/04  $ 1,000,016
 1,000,000 BNP Paribas........................................       1.09       4/19/04    1,000,000
 1,000,000 Discover Bank......................................       1.09       1/15/04    1,000,000
 1,000,000 Landesbank Hessen Thuringen........................       1.11        3/4/04    1,000,017
 1,000,000 Norddeutsche Landesbank............................       1.09       4/19/04    1,000,015
 1,000,000 Unicredito Italiano S.p.A..........................       1.13       2/27/04    1,000,000
                                                                                         -----------
           TOTAL CERTIFICATES OF DEPOSIT (Cost -- $6,000,048).                             6,000,048
                                                                                         -----------
COMMERCIAL PAPER -- 46.1%
 1,000,000 Brahms Funding Corp................................       1.16       1/23/04      999,291
 1,000,000 Cancara Asset Securities Ltd CE....................       1.12       3/15/04      997,698
 1,000,000 Crown Point Capital Co.............................       1.12       2/13/04      998,662
 1,000,000 Fenway Funding LLC.................................       1.17       1/22/04      999,318
 1,000,000 Foxboro Funding Ltd................................       1.17       1/16/04      999,513
 1,000,000 Georgetown Funding Co. LLC.........................       1.14       3/16/04      997,625
 1,000,000 Hannover Funding Co. CE............................       1.12       1/28/04      999,160
 1,000,000 Harwood Street Funding.............................       1.15       1/22/04      999,329
 1,000,000 KBC Financial Products International Ltd...........       1.10       2/19/04      998,503
 1,000,000 Main Street Warehouse LLC..........................       1.17       1/23/04      999,285
 1,000,000 Nyala Funding LLC..................................       1.16       2/18/04      998,453
 1,000,000 Perry Global Funding CE............................       1.13       3/25/04      997,363
 1,000,000 Saint Germain Holdings Ltd.........................       1.11       2/12/04      998,705
 1,000,000 Scaldis Capital LLC CE.............................       1.16       5/12/04      995,783
 1,000,000 Spintab Swedmortgage AB............................       1.12        4/7/04      996,996
 1,000,000 Stadshypotek Delaware Inc. CE......................       1.12       3/10/04      997,853
 1,000,000 Victory Receivable Corp............................       1.13       2/12/04      998,682
                                                                                         -----------
           TOTAL COMMERCIAL PAPER (Cost -- $16,972,219).......                            16,972,219
                                                                                         -----------
DISCOUNT NOTE -- 6.8%
 2,500,000 Federal National Mortgage Association (Cost --
           $2,493,841)........................................       1.10       3/22/04    2,493,841
                                                                                         -----------
MEDIUM-TERM NOTES -- 13.6%
 1,000,000 Credit Suisse First Boston VRDO....................       1.41       1/12/04    1,000,000
 1,000,000 Premier Asset Collection LLC VRDO*.................       1.09        8/6/04      999,940
 1,000,000 Sigma Finance Corp. VRDO...........................       1.09       7/15/04      999,866
 1,000,000 Whistlejacket Capital Ltd. VRDO....................       1.34        2/9/04    1,000,000
 1,000,000 Whistlejacket Capital Ltd. VRDO....................       1.09       8/18/04      999,906
                                                                                         -----------
           TOTAL MEDIUM-TERM NOTES (Cost -- $4,999,712).......                             4,999,712
                                                                                         -----------
MUNICIPAL NOTES -- 3.7%
   720,000 Dade County, FL, Expressway Authority VRDO FGIC CE.       1.13        1/2/04      720,000
   625,000 District of Columbia VRDO CE.......................       1.17        1/2/04      625,000
                                                                                         -----------
           TOTAL MUNICIPAL NOTES
           (Cost -- $1,345,000)...............................                             1,345,000
                                                                                         -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (continued)

Salomon Brothers Cash Management Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                                                                             Value
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.5%
$4,982,000 UBS Financial Services Inc., 0.98% due 1/2/04;
            Proceeds at maturity -- $4,982,271; (Fully
            collateralized by Federal National Mortgage
            Association, 6.00% due 5/15/11; Market value --
            $5,081,631) (Cost -- $4,982,000)...................................................................... $ 4,982,000
                                                                                                                   -----------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $36,792,820**).................................................... $36,792,820
                                                                                                                   ===========

--------
+ Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds whose yields are determined on date of the last interest rate change. For VRDOs and Put Bonds, maturity date shown is the date of next interest rate change.
* Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   CE     -- Credit Enhancement
   FGIC  -- Financial Guaranty Insurance Company
   VRDO -- Variable Rate Demand Obligation

                      See Notes to Financial Statements.

          Schedules of Investments
          (continued)

Salomon Brothers New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                   Yield to
   Face                                                        Maturity on Date Maturity
  Amount                        Security                         of Purchase+    Date+      Value
-----------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

New York -- 97.6%
$3,335,000 Albany, NY.........................................       1.75%      1/30/04  $  3,336,964
 1,550,000 Auburn, NY IDA Goulds Pumps Inc. Project VRDO......       1.22        1/7/04     1,550,000
   535,000 Colonie, NY HDC Colonie Terrence Apartments VRDO CE       1.25        1/7/04       535,000
   375,000 Dutchess County, NY IDA Adam Fairacare Farms VRDO..       1.35        1/2/04       375,000
 1,900,000 Johnson City, NY Central School District CE........       1.50       6/17/04     1,904,657
 1,100,000 MTA, NY Series G-2 VRDO CE.........................       1.18        1/2/04     1,100,000
   780,000 Monroe County, NY IDA Axelrod Realty VRDO CE.......       1.25        1/2/04       780,000
 2,530,000 Monroe County, NY IDA BenMar Manufacturing
            Facility VRDO CE..................................       1.39        1/2/04     2,530,000
 1,090,000 Monroe County, NY IDA Genesee Metal VRDO CE........       1.40        1/2/04     1,090,000
   465,000 Monroe County, NY IDA Mercury Paint VRDO...........       1.44        1/2/04       465,000
 1,770,000 Municipal Assistance Corp. Series P CE.............       3.50        7/1/04     1,791,767
 1,230,000 New York, NY Sub-Series A-6 VRDO...................       1.10        1/7/04     1,230,000
 1,500,000 New York City, NY HDC Monterey Series A VRDO CE....       1.10        1/7/04     1,500,000
 2,550,000 New York City, NY HDC Mortgage First Avenue
            Development VRDO CE...............................       1.10        1/7/04     2,550,000
 1,300,000 New York City, NY HDC One Columbus Place
            Development VRDO CE...............................       1.10        1/7/04     1,300,000
 3,600,000 New York City, NY HDC Nelson Avenue Development
            VRDO CE...........................................       1.12        1/7/04     3,600,000
   800,000 New York City, NY HDC Parkgate Development VRDO CE.       1.04        1/7/04       800,000
 1,400,000 New York City, NY IDA Childrens Oncology Society
            VRDO CE...........................................       1.12        1/7/04     1,400,000
 3,000,000 New York City, NY IDA Lycee Francais Development
            VRDO CE...........................................       1.00        1/2/04     3,000,000
   900,000 New York City, NY Transitional Finance Authority
            N.Y.C. Sub-Series 3 VRDO CE.......................       1.12        1/7/04       900,000
 2,700,000 New York City, NY Trust For Cultural Resources
            Museum Of Broadcasting VRDO.......................       1.08        1/7/04     2,700,000
 1,400,000 New York State Dormitory Authority Cornell
            University Series B VRDO..........................       1.10        1/2/04     1,400,000
 1,000,000 New York State Dormitory Authority Mental Health
            Services Sub-Series D 2C VRDO.....................       1.08        1/2/04     1,000,000
 2,000,000 New York State Dormitory Authority Mental Health
            Services Sub-Series D 2D VRDO.....................       1.08        1/2/04     2,000,000
   300,000 New York State Environmental Facilities Corp.
            Waste Management Income VRDO CE...................       1.15        1/2/04       300,000
 3,100,000 New York State HFA 8 Avenue Housing VRDO CE........       1.15        1/2/04     3,100,000
 2,000,000 New York State HFA E. 39 Street Housing VRDO CE....       1.10        1/7/04     2,000,000
 3,130,000 New York State HFA Normandie Project VRDO..........       1.08        1/7/04     3,130,000
 1,050,000 New York State HFA Series G VRDO CE................       1.12        1/7/04     1,050,000
   200,000 New York State Local Government Assistance Corp.
            Series A-BV VRDO CE...............................       1.11        1/2/04       200,000
 2,500,000 New York State Local Government Assistance Corp.
            Series B VRDO.....................................       1.08        1/7/04     2,500,000
   700,000 New York State Local Government Assistance Corp.
            Series D VRDO.....................................       1.05        1/7/04       700,000
 5,070,000 New York State Series C............................       2.00       4/15/04     5,082,953
   205,000 Niagara County, NY IDA Second Project VRDO.........       1.40        1/2/04       205,000
 1,725,000 Otsego County, NY IDA St. James Retirement
            Community VRDO CE.................................       1.37        1/2/04     1,725,000
 6,000,000 Plainview Old Bethpage, NY Central School District
            CE................................................       2.00       6/30/04     6,033,824
 3,000,000 Southampton Town, NY GO............................       1.50       6/25/04     3,009,793

                      See Notes to Financial Statements.

          Schedules of Investments
          (continued)


Salomon Brothers New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                   Yield to
   Face                                                        Maturity on Date Maturity
  Amount                        Security                         of Purchase+    Date+      Value
----------------------------------------------------------------------------------------------------

New York -- 97.6% (continued)
$3,310,000 Suffolk County, NY IDA Third Project Wolf Family
            VRDO CE...........................................       1.35%       1/2/04  $ 3,310,000
 3,800,000 Syracuse, NY IDA Byrne Dairy Inc. Facilities VRDO
            CE................................................       1.22        1/7/04    3,800,000
 1,325,000 Triborough Bridge & Tunnel Authority, NY Special
            Obligation Series A...............................       5.00        1/2/04    1,325,000
 1,500,000 Ulster County, NY GO...............................       1.75       6/11/04    1,504,927
 4,235,000 Ulster County, NY IDA Hunter Panels LLC VRDO CE....       1.15        1/7/04    4,235,000
   495,000 Wyoming County, NY IDA American Precision
            Industries Inc. VRDO CE...........................       1.35        1/2/04      495,000
                                                                                         -----------
                                                                                          82,544,885
                                                                                         -----------

Puerto Rico -- 2.4%
 2,035,000 Puerto Rico Municipal Financial Agency GO VRDO CE..       1.22        1/2/04    2,035,000
                                                                                         -----------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $84,579,885*).............................                           $84,579,885
                                                                                         ===========

--------
+ Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds whose yields are determined on date of the last interest rate change. For VRDOs and Put Bonds, maturity date shown is the date of next interest rate change.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:

CE   -- Credit Enhancement
GO   -- Government Obligation
HDC  -- Housing Development Corporation
HFA  -- Housing Finance Authority
IDA  -- Industrial Development Authority
MTA  -- Metropolitan Transit Authority
VRDO -- Variable Rate Demand Obligation

                      See Notes to Financial Statements.

          Statements of Assets and Liabilities
          December 31, 2003


                                                                            New York
                                                                 Cash      Municipal
                                                              Management  Money Market
                                                                 Fund         Fund
--------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost............................. $36,792,820 $84,579,885
  Cash.......................................................          --     268,227
  Receivable for fund shares sold............................     398,752     904,339
  Interest receivable........................................      11,836     285,012
  Receivable from manager....................................          --      82,095
                                                              ----------- -----------
  Total Assets...............................................  37,203,408  86,119,558
                                                              ----------- -----------
LIABILITIES:
  Payable for fund shares reacquired.........................      80,961   5,314,412
  Dividends payable..........................................          --       7,528
  Bank overdraft.............................................      11,463          --
  Accrued expenses...........................................      95,954      71,985
                                                              ----------- -----------
  Total Liabilities..........................................     188,378   5,393,925
                                                              ----------- -----------
Total Net Assets............................................. $37,015,030 $80,725,633
                                                              =========== ===========
NET ASSETS:
  Par value of capital shares................................ $    37,016 $    80,726
  Capital paid in excess of par value........................  36,978,014  80,583,002
  Accumulated net realized gain from investment transactions.          --      61,905
                                                              ----------- -----------
Total Net Assets............................................. $37,015,030 $80,725,633
                                                              =========== ===========
Shares Outstanding:
Class A......................................................  22,242,029   4,532,633
                                                              =========== ===========
Class B......................................................   8,325,768          --
                                                              =========== ===========
Class 2......................................................   2,760,072       3,828
                                                              =========== ===========
Class O......................................................   3,688,234  76,189,173
                                                              =========== ===========
Net Asset Value:
Class A......................................................       $1.00       $1.00
                                                              =========== ===========
Class B......................................................       $1.00          --
                                                              =========== ===========
Class 2......................................................       $1.00       $1.00
                                                              =========== ===========
Class O......................................................       $1.00       $1.00
                                                              =========== ===========

                      See Notes to Financial Statements.

          Statements of Operations
          For the Year Ended December 31, 2003



                                                                                                  New York
                                                                                        Cash     Municipal
                                                                                     Management Money Market
                                                                                        Fund        Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest.......................................................................... $ 617,046    $980,546
                                                                                     ---------    --------
EXPENSES:
  Shareholder servicing fees (Note 4)...............................................   125,981      56,976
  Management fees (Note 2)..........................................................   100,424     188,669
  Registration fees.................................................................    64,931      37,436
  Legal.............................................................................    27,143      16,470
  Custody...........................................................................    25,994      24,601
  Administration fees (Note 2)......................................................    25,106      47,167
  Audit and tax.....................................................................    25,100      27,204
  Shareholders communications (Note 4)..............................................    22,098      25,018
  Directors' fees...................................................................     4,560       5,988
  Other.............................................................................     6,534       5,438
                                                                                     ---------    --------
  Total Expenses....................................................................   427,871     434,967
  Less: Management and administration fee waiver and expense reimbursement (Note 2).  (150,178)    (49,048)
                                                                                     ---------    --------
  Net Expenses......................................................................   277,693     385,919
                                                                                     ---------    --------
Net Investment Income...............................................................   339,353     594,627
                                                                                     ---------    --------
Net Realized Gain From Investment Transactions......................................     2,348     160,275
                                                                                     ---------    --------
Increase in Net Assets From Operations.............................................. $ 341,701    $754,902
                                                                                     =========    ========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended December 31, 2003



                                                                                   New York
                                                                       Cash        Municipal
                                                                    Management       Money
                                                                       Fund       Market Fund
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $     339,353  $     594,627
  Net realized gain..............................................         2,348        160,275
                                                                  -------------  -------------
  Increase in Net Assets From Operations.........................       341,701        754,902
                                                                  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
  Net investment income..........................................      (339,353)      (594,627)
  Net realized gain..............................................        (2,348)       (13,274)
                                                                  -------------  -------------
  Decrease in Net Assets From Distributions to Shareholders......      (341,701)      (607,901)
                                                                  -------------  -------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sales of shares..............................   276,517,239    138,491,407
  Net asset value of shares issued for reinvestment of dividends.       237,740        573,606
  Cost of shares reacquired......................................  (290,448,408)  (168,979,281)
                                                                  -------------  -------------
  Decrease in Net Assets From Fund Share Transactions............   (13,693,429)   (29,914,268)
                                                                  -------------  -------------
Decrease in Net Assets...........................................   (13,693,429)   (29,767,267)
NET ASSETS:
  Beginning of year..............................................    50,708,459    110,492,900
                                                                  -------------  -------------
  End of year.................................................... $  37,015,030  $  80,725,633
                                                                  =============  =============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended December 31, 2002


                                                                                   New York
                                                                       Cash       Municipal
                                                                    Management   Money Market
                                                                       Fund          Fund
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $     592,499  $  1,354,793
  Net realized gain..............................................         2,785        87,850
                                                                  -------------  ------------
  Increase in Net Assets From Operations.........................       595,284     1,442,643
                                                                  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
  Net investment income..........................................      (592,499)   (1,354,611)
  Net realized gain..............................................        (2,785)           --
                                                                  -------------  ------------
  Decrease in Net Assets From Distributions to Shareholders......      (595,284)   (1,354,611)
                                                                  -------------  ------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares...............................   275,867,496    83,050,425
  Net asset value of shares issued for reinvestment of dividends.       345,176     1,272,355
  Cost of shares reacquired......................................  (260,923,045)  (77,168,375)
                                                                  -------------  ------------
  Increase in Net Assets From Fund Share Transactions............    15,289,627     7,154,405
                                                                  -------------  ------------
Increase in Net Assets...........................................    15,289,627     7,242,437
NET ASSETS:
  Beginning of year..............................................    35,418,832   103,250,463
                                                                  -------------  ------------
  End of year.................................................... $  50,708,459  $110,492,900
                                                                  =============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series ("Investment Series") consists of certain funds of the Salomon Brothers Series Funds Inc ("Series Fund"), the Salomon Brothers Investors Value Fund Inc, the Salomon Brothers Capital Fund Inc and the Salomon Funds Trust.

Salomon Brothers Cash Management Fund ("Cash Management Fund") and Salomon Brothers New York Municipal Money Market Fund ("New York Municipal Money Fund"), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and nine other separate investment funds:
Salomon Brothers International Equity Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Short/Intermediate U.S. Government Fund, Salomon Brothers Institutional Money Market Fund and Salomon Brothers All Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a "Fund") offering Class A, B, 2 and O shares, each with their own expense structure. Each Fund has a specific investment objective:

Fund:                         Objective:
Cash Management Fund......... To seek as high a level of current income as is consistent with liquidity and the stability of principal.
New York Municipal Money Fund To seek as high a level of current income exempt from federal income tax, New York State and New York City personal income taxes as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies followed by the Investment Series in the preparation of these financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

  (a) Investment Valuation. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include unrealized gains or losses.

  (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  (c) Federal Income Taxes. Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

  (d) Dividends and Distributions to Shareholders. Dividends from net investment income on the shares of each of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

          Notes to Financial Statements
          (continued)


  (e) Class Accounting. Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Each class currently has the same expense structure.

  (f) Expenses. Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund's relative net assets.

  (g) Other. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class's net assets to the Fund's total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is calculated at an annual rate of 0.20% of each Fund's average daily net assets.

Effective January 24, 2003, the Funds entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Funds pay SBFM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Funds. As compensation for its services, the Funds paid SBAM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

During the year ended December 31, 2003, SBAM voluntarily waived 0.30% of its fees, resulting in waived management fees of $100,424, waived administration fees of $25,106 and an expense reimbursement of $24,648 for the Cash Management Fund. In addition, during the year ended December 31, 2003, SBAM agreed to reimbursed expenses of $49,048 for the New York Municipal Money Market Fund.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system. The Funds are not subject to a front-end sales charge or a fee for Rule 12b-1 Service and Distribution Plan.

Contingent deferred sales charges of $7,587 and $1,765 were paid to CGM, in connection with redemptions of certain Class A and B shares, respectively, of the Cash Management Fund for the year ended December 31, 2003.

3. Portfolio Investment Risks

The Cash Management Fund and New York Municipal Money Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations ("NRSROs") or if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality. The New York Municipal Money Fund pursues its investment objective by investing at least 80% of its net assets in obligations that are exempt from Federal, New York State and New York City personal income taxes. Because the New York Municipal Money Fund invests primarily in obligations of the State and City of New York, it is more susceptible to factors adversely affecting issuers of such obligations than a fund that is more diversified.

          Notes to Financial Statements
          (continued)


4. Class Specific Expenses

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:


                                       Class A Class B Class 2 Class O
         -------------------------------------------------------------
         Cash Management Fund......... $35,224 $23,148 $15,080 $52,529
         New York Municipal Money Fund   2,517      --      63  54,396

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:


                                       Class A Class B Class 2 Class O
         -------------------------------------------------------------
         Cash Management Fund......... $12,829 $ 4,770 $ 2,811 $ 1,688
         New York Municipal Money Fund   2,369      --       1  22,648

5. Distributions Paid to Shareholders by Class

                                         Year Ended        Year Ended
                                      December 31, 2003 December 31, 2002
                                      ----------------- -----------------
       Cash Management Fund:
       Class A
         Net investment income.......     $192,147         $  285,557
         Net realized gains..........        1,151              1,377
                                          --------         ----------
         Total.......................     $193,298         $  286,934
                                          ========         ==========
       Class B
         Net investment income.......     $ 75,067         $  118,921
         Net realized gains..........          624                531
                                          --------         ----------
         Total.......................     $ 75,691         $  119,452
                                          ========         ==========
       Class 2
         Net investment income.......     $ 45,055         $   84,397
         Net realized gains..........          384                369
                                          --------         ----------
         Total.......................     $ 45,439         $   84,766
                                          ========         ==========
       Class O
         Net investment income.......     $ 27,084         $  103,624
         Net realized gains..........          189                508
                                          --------         ----------
         Total.......................     $ 27,273         $  104,132
                                          ========         ==========

       New York Municipal Money Fund:
       Class A
         Net investment income.......     $ 50,457         $   71,827
         Net realized gains..........          702                 --
                                          --------         ----------
         Total.......................     $ 51,159         $   71,827
                                          ========         ==========
       Class 2
         Net investment income.......     $     25         $      124
         Net realized gains..........            1                 --
                                          --------         ----------
         Total.......................     $     26         $      124
                                          ========         ==========
       Class O
         Net investment income.......     $544,145         $1,282,660
         Net realized gains..........       12,571                 --
                                          --------         ----------
         Total.......................     $556,716         $1,282,660
                                          ========         ==========

          Notes to Financial Statements
          (continued)


6. Capital Stock

At December 31, 2003, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. Transactions in Fund shares, each at $1.00, for the periods indicated were as follows:

                                          Year Ended        Year Ended
                                       December 31, 2003 December 31, 2002
                                       ----------------- -----------------
      Cash Management Fund
      Class A
        Shares sold...................    231,065,584       192,422,295
        Shares issued on reinvestment.        121,209           182,621
        Shares reacquired.............   (221,634,664)     (198,013,402)
                                         ------------      ------------
        Net Increase (Decrease).......      9,552,129        (5,408,486)
                                         ============      ============
      Class B
        Shares sold...................      7,294,149        15,658,599
        Shares issued on reinvestment.         56,274            65,482
        Shares reacquired.............    (11,952,324)      (10,244,783)
                                         ------------      ------------
        Net Increase (Decrease).......     (4,601,901)        5,479,298
                                         ============      ============
      Class 2
        Shares sold...................     20,743,860        27,040,428
        Shares issued on reinvestment.         40,661            70,528
        Shares reacquired.............    (27,133,700)      (22,060,701)
                                         ------------      ------------
        Net Increase (Decrease).......     (6,349,179)        5,050,255
                                         ============      ============
      Class O
        Shares sold...................     17,413,646        40,746,174
        Shares issued on reinvestment.         19,596            26,545
        Shares reacquired.............    (29,727,720)      (30,604,159)
                                         ------------      ------------
        Net Increase (Decrease).......    (12,294,478)       10,168,560
                                         ============      ============
      New York Municipal Money Fund
      Class A
        Shares sold...................     84,639,998         7,052,199
        Shares issued on reinvestment.         39,887            69,906
        Shares reacquired.............    (86,542,678)       (5,698,914)
                                         ------------      ------------
        Net Increase (Decrease).......     (1,862,793)        1,423,191
                                         ============      ============
      Class 2
        Shares issued on reinvestment.             24               125
        Shares reacquired.............         (6,700)               --
                                         ------------      ------------
        Net Increase (Decrease).......         (6,676)              125
                                         ============      ============
      Class O
        Shares sold...................     53,851,409        75,998,226
        Shares issued on reinvestment.        533,695         1,202,324
        Shares reacquired.............    (82,429,903)      (71,469,461)
                                         ------------      ------------
        Net Increase (Decrease).......    (28,044,799)        5,731,089
                                         ============      ============

7. Tax Information

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the capital accounts of the New York Municipal Money Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the New York Municipal Money Fund, a portion of accumulated net realized gain amounting to $85,096 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes.

          Notes to Financial Statements
          (continued)


8. Income Tax Information and Distributions to Shareholders

At December 31, 2003, the tax basis components of distributable earnings were:

                                                                                         Cash     New York
                                                                                      Management Municipal
                                                                                         Fund    Money Fund
                                                                                      ---------- ----------
Undistributed ordinary income........................................................        --   $ 61,905
                                                                                       ========   ========

The tax character of distributions paid during the year ended December 31, 2003 were:
Ordinary income......................................................................  $341,701   $ 13,274
Tax-exempt income....................................................................        --    594,627
                                                                                       --------   --------
Total................................................................................  $341,701   $607,901
                                                                                       ========   ========

At December 31, 2002, the tax basis components of distributable earnings were:

                                                                                         Cash     New York
                                                                                      Management Municipal
                                                                                         Fund    Money Fund
                                                                                      ---------- ----------
Undistributed ordinary income........................................................        --          --
                                                                                       ========  ==========
Accumulated capital losses...........................................................        --          --
                                                                                       ========  ==========
Unrealized depreciation..............................................................        --          --
                                                                                       ========  ==========

The tax character of distributions paid during the year ended December 31, 2002 were:

Ordinary income......................................................................  $595,284          --
Tax-exempt income....................................................................        --  $1,354,611
                                                                                       --------  ----------
Total................................................................................  $595,284  $1,354,611
                                                                                       ========  ==========

9. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent

          Notes to Financial Statements
          (continued)

review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Funds' transfer agent is PFPC Inc., which is not affiliated with CAM.

          Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund
--------------------------------------------------------------------------------

                                                                   Class A Shares
                                                     -------------------------------------------
                                                       2003     2002     2001    2000     1999
                                                     -------  -------  -------  ------  -------
Net Asset Value, Beginning of Year..................  $1.000   $1.000   $1.000  $1.000   $1.000
                                                     -------  -------  -------  ------  -------
 Net investment income..............................   0.007    0.013    0.035   0.058    0.047
 Distributions from net investment income and net
   realized gain....................................  (0.007)  (0.013)  (0.035) (0.058)  (0.047)
                                                     -------  -------  -------  ------  -------
Net Asset Value, End of Year........................  $1.000   $1.000   $1.000  $1.000   $1.000
                                                     =======  =======  =======  ======  =======
Total Return (1)....................................     0.7%     1.3%     3.6%    6.0%     4.8%
Net Assets, End of Year (000s)...................... $22,242  $12,690  $18,083  $5,622  $20,702
Ratios to Average Net Assets:
 Expenses...........................................    0.55%    0.55%    0.55%   0.55%    0.53%
 Net investment income..............................    0.66%    1.30%    3.22%   5.87%    4.65%
Before applicable waiver of management fee,
administration fee, expenses absorbed by SBAM and
credits earned on  custodian cash balances, net
investment income per share and expense ratios
would have been:
 Net investment income..............................  $0.005   $0.009   $0.030  $0.060      N/A
 Expense ratio......................................    0.72%    0.79%    0.82%   0.71%     N/A

Cash Management Fund
--------------------------------------------------------------------------------

                                                                   Class B Shares
                                                     ------------------------------------------
                                                      2003     2002    2001     2000     1999
                                                     ------  -------  ------  -------  -------
Net Asset Value, Beginning of Year.................. $1.000   $1.000  $1.000   $1.000   $1.000
                                                     ------  -------  ------  -------  -------
 Net investment income..............................  0.007    0.013   0.035    0.058    0.047
 Distributions from net investment income and net
   realized gain.................................... (0.007)  (0.013) (0.035)  (0.058)  (0.047)
                                                     ------  -------  ------  -------  -------
Net Asset Value, End of Year........................ $1.000   $1.000  $1.000   $1.000   $1.000
                                                     ======  =======  ======  =======  =======
Total Return (1)....................................    0.7%     1.3%    3.6%     6.0%     4.8%
Net Assets, End of Year (000s)...................... $8,325  $12,927  $7,459  $11,079  $20,476
Ratios to Average Net Assets:
 Expenses...........................................   0.55%    0.55%   0.55%    0.55%    0.53%
 Net investment income..............................   0.69%    1.25%   3.57%    5.79%    4.72%
Before applicable waiver of management fee,
administration fee, expenses absorbed by SBAM and
credits earned on  custodian cash balances, net
investment income per share and expense ratios
would have been:
 Net investment income.............................. $0.003   $0.011  $0.033   $0.060      N/A
 Expense ratio......................................   0.81%    0.80%   0.83%    0.71%     N/A

--------
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund
--------------------------------------------------------------------------------

                                                                  Class 2 Shares
                                                     -----------------------------------------
                                                      2003     2002    2001    2000     1999
                                                     ------  -------  ------  ------  -------
Net Asset Value, Beginning of Year.................. $1.000   $1.000  $1.000  $1.000   $1.000
                                                     ------  -------  ------  ------  -------
 Net investment income..............................  0.007    0.013   0.035   0.058    0.047
 Distributions from net investment income and net
   realized gain.................................... (0.007)  (0.013) (0.035) (0.058)  (0.047)
                                                     ------  -------  ------  ------  -------
Net Asset Value, End of Year........................ $1.000   $1.000  $1.000  $1.000   $1.000
                                                     ======  =======  ======  ======  =======
Total Return (1)....................................    0.7%     1.3%    3.6%    6.0%     4.8%
Net Assets, End of Year (000s)...................... $2,760   $9,109  $4,061  $1,978   $1,932
Ratios to Average Net Assets:
 Expenses...........................................   0.55%    0.55%   0.55%   0.55%    0.53%
 Net investment income..............................   0.70%    1.24%   3.25%   5.90%    4.67%
Before applicable waiver of management fee,
administration fee, expenses absorbed by SBAM and
credits earned on custodian cash balances, net
investment income per share and expense ratios
would have been:
 Net investment income.............................. $0.000*  $0.011  $0.030  $0.060      N/A
 Expense ratio......................................   0.83%    0.80%   0.83%   0.72%     N/A

Cash Management Fund
--------------------------------------------------------------------------------

                                                                  Class O Shares
                                                     -----------------------------------------
                                                       2003     2002    2001    2000    1999
                                                     -------  -------  ------  ------  ------
Net Asset Value, Beginning of Year..................  $1.000   $1.000  $1.000  $1.000  $1.000
                                                     -------  -------  ------  ------  ------
 Net investment income..............................   0.007    0.013   0.035   0.058   0.047
 Distributions from net investment income and net
   realized gain....................................  (0.007)  (0.013) (0.035) (0.058) (0.047)
                                                     -------  -------  ------  ------  ------
Net Asset Value, End of Year........................  $1.000   $1.000  $1.000  $1.000  $1.000
                                                     =======  =======  ======  ======  ======
Total Return (1)....................................     0.7%     1.3%    3.6%    6.0%    4.8%
Net Assets, End of Year (000s)......................  $3,688  $15,982  $5,816  $5,718  $9,034
Ratios to Average Net Assets:
 Expenses...........................................    0.55%    0.55%   0.55%   0.55%   0.53%
 Net investment income..............................    0.70%    1.25%   3.43%   5.82%   4.67%
Before applicable waiver of management fee,
administration fee, expenses absorbed by SBAM and
credits earned on custodian cash balances, net
investment income per share and expense ratios
would have been:
 Net investment income.............................. $(0.008)  $0.011  $0.032  $0.060     N/A
 Expense ratio......................................    1.96%    0.80%   0.83%   0.71%    N/A

--------
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
 * Amount represents less than $0.001 per share.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                 Class A Shares
                                                     ---------------------------------------
                                                       2003   2002    2001    2000    1999
                                                     ------  ------  ------  ------  ------
Net Asset Value, Beginning of Year.................. $1.000  $1.000  $1.000  $1.000  $1.000
                                                     ------  ------  ------  ------  ------
 Net investment income..............................  0.006   0.012   0.025   0.037   0.029
 Distributions from net investment income and net
   realized gain.................................... (0.006) (0.012) (0.025) (0.037) (0.029)
                                                     ------  ------  ------  ------  ------
Net Asset Value, End of Year........................ $1.000  $1.000  $1.000  $1.000  $1.000
                                                     ======  ======  ======  ======  ======
Total Return (1)....................................    0.7%    1.2%    2.5%    3.8%    2.9%
Net Assets, End of Year (000s)...................... $4,533  $6,400  $4,973  $4,413  $5,810
Ratios to Average Net Assets:
 Expenses...........................................   0.41%   0.35%   0.34%   0.38%   0.41%
 Net investment income..............................   0.56%   1.19%   2.49%   3.68%   2.85%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income
per share and expense ratios would have been:
 Net investment income.............................. $0.006  $0.012     N/A     N/A     N/A
 Expense ratio......................................   0.43%   0.39%    N/A     N/A     N/A

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                  Class 2 Shares
                                                     ----------------------------------------
                                                      2003    2002     2001    2000    1999
                                                     ------  ------  ------   ------  ------
Net Asset Value, Beginning of Year.................. $1.000  $1.000  $1.000   $1.000  $1.000
                                                     ------  ------  ------   ------  ------
 Net investment income..............................  0.006   0.012   0.006    0.037   0.029
 Distributions from net investment income and net
   realized gain.................................... (0.006) (0.012) (0.006)  (0.037) (0.029)
                                                     ------  ------  ------   ------  ------
Net Asset Value, End of Year........................ $1.000  $1.000  $1.000   $1.000  $1.000
                                                     ======  ======  ======   ======  ======
Total Return (1)....................................    0.7%    1.2%    0.2%*    3.8%    2.9%
Net Assets, End of Year (000s)......................     $4     $11     $10       $1     $33
Ratios to Average Net Assets:
 Expenses...........................................   0.41%   0.35%   0.34%    0.39%   0.40%
 Net investment income..............................   0.62%   1.19%   1.81%    3.65%   2.78%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income.............................. $0.006  $0.012     N/A      N/A     N/A
 Expense ratio......................................   0.46%   0.39%    N/A      N/A     N/A

--------
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
 * Performance calculations for Class 2 shares use November 21, 2001 as the inception date, since Class 2 shares were fully redeemed on January 9, 2001 and new shares in Class 2 were not purchased until November 21, 2001.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                                                         Class O Shares
                                                                         -----------------------------------------------
                                                                           2003     2002      2001     2000      1999
                                                                         -------  --------  -------  --------  --------
Net Asset Value, Beginning of Year......................................  $1.000    $1.000   $1.000    $1.000    $1.000
                                                                         -------  --------  -------  --------  --------
 Net investment income..................................................   0.006     0.012    0.025     0.037     0.029
 Distributions from net investment income and net
   realized gain........................................................  (0.006)   (0.012)  (0.025)   (0.037)   (0.029)
                                                                         -------  --------  -------  --------  --------
Net Asset Value, End of Year............................................  $1.000    $1.000   $1.000    $1.000    $1.000
                                                                         =======  ========  =======  ========  ========
Total Return (1)........................................................     0.7%      1.2%     2.5%      3.8%      2.9%
Net Assets, End of Year (000s).......................................... $76,189  $104,082  $98,267  $138,146  $168,701
Ratios to Average Net Assets:
 Expenses...............................................................    0.41%     0.35%    0.34%     0.38%     0.41%
 Net investment income..................................................    0.63%     1.20%    2.51%     3.69%     2.85%

Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share expense ratios would have been:
 Net investment income..................................................  $0.006    $0.012      N/A       N/A       N/A
 Expense ratio..........................................................    0.46%     0.39%     N/A       N/A       N/A

--------
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.

          Report of Independent Auditors

To the Board of Directors of Salomon Brothers Series Fund Inc and Shareholders
  of
Salomon Brothers Cash Management Fund and
Salomon Brothers New York Municipal Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Cash Management Fund and Salomon Brothers New York Municipal Money Market Fund (two of the portfolios constituting Salomon Brothers Series Funds Inc, hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 17, 2004

          Additional Information
          (unaudited)

Information about Directors and Officers

The business and affairs of the Salomon Brothers Series Funds Inc ("Company") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Investment Company is set forth below. The Statement of Additional Information includes additional information about fund directors and is available, without charge, upon request by calling the Investment Company's transfer agent at 1-800-SALOMON.

                                                                                             Number of
                                                                                            Portfolios
                                                    Term of                                   in Fund
                                                  Office* and                                 Complex         Other Board
                                 Position(s) Held  Length of     Principal Occupation(s)     Overseen         Memberships
Name, Address and Age              with Company   Time Served    During Past Five Years     by Director     Held by Director
---------------------            ---------------- ----------- ----------------------------- ----------- ------------------------
Non-Interested Directors:
Carol L. Colman                      Director        Since    President, Colman                 35                None
Colman Consulting Co.                                1996     Consulting Co.
278 Hawley Road
North Salem, NY 10560
Age 58

Daniel P. Cronin                     Director        Since    Associate General Counsel,        32                None
Pfizer Inc.                                          1996     Pfizer Inc.
235 East 42nd Street
New York, NY 10017
Age 57

Leslie H. Gelb                       Director        Since    President Emeritus and            32      Director of 2 registered
The Council on Foreign Relations                     2002     Senior Board Fellow, The                  investment companies
58 East 68th Street                                           Council on Foreign Relations;             advised by Advantage
New York, NY 10021                                            formerly, Columnist, Deputy               Advisers, Inc.
Age 66                                                        Editorial Page Editor, Op-Ed              ("Advantage")
                                                              Page, The New York Times

William R. Hutchinson                Director        Since    President of WR Hutchinson        42      Director, Associated
535 N. Michigan                                      2003     & Associates, Inc; formerly               Banc-Corp
Chicago, IL 60611                                             Group Vice President of
Age 61                                                        Mergers & Acquisitions at
                                                              BP p.l.c.

Riordan Roett                        Director        Since    Professor and Director, Latin     32      Director, The Latin
The Johns Hopkins University                         2002     American Studies Program,                 America Equity
1740 Massachusetts Ave., NW                                   Paul H. Nitze School of                   Fund, Inc.
Washington, DC 20036                                          Advanced International
Age 66                                                        Studies, The Johns Hopkins
                                                              University

Jeswald W. Salacuse                  Director        Since    Henry J. Braker Professor of      32      Director of 2 registered
Tufts University -- The Fletcher                     2002     Commercial Law and                        investment companies
School of Law & Diplomacy                                     formerly Dean, The Fletcher               advised by Advantage
160 Packard Avenue                                            School of Law & Diplomacy,
Medford, MA 02155                                             Tufts University
Age 66

          Additional Information
          (unaudited) (continued)

                                                                                       Number of
                                                                                      Portfolios
                                              Term of                                   in Fund
                                            Office* and                                 Complex     Other Board
                           Position(s) Held  Length of     Principal Occupation(s)     Overseen     Memberships
Name, Address and Age        with Company   Time Served    During Past Five Years     by Director Held by Director
---------------------      ---------------- ----------- ----------------------------- ----------- ----------------
Interested Director:
R. Jay Gerken, CFA**       Chairman,           Since    Managing Director of              221           None
Citigroup Asset Management President and       2002     Citigroup Global Markets
("CAM")                    Chief Executive              Inc. ("CGM"); Chairman,
399 Park Avenue, 4th Floor Officer                      President and Chief
New York, NY 10022                                      Executive Officer of Smith
Age 52                                                  Barney Fund Management
                                                        LLC ("SBFM"), Travelers
                                                        Investment Adviser, Inc.
                                                        ("TIA") and Citi Fund
                                                        Management, Inc. ("CFM");
                                                        President and Chief
                                                        Executive Officer of certain
                                                        mutual funds associated with
                                                        Citigroup Inc. ("Citigroup");
                                                        formerly, Portfolio Manager
                                                        of Smith Barney Allocation
                                                        Series Inc. (from 1996 to
                                                        2001) and Smith Barney
                                                        Growth and Income Fund
                                                        (from 1996-2000)
Officers:
Andrew B. Shoup            Treasurer***        Since    Director of CAM; Senior           N/A           N/A
CAM                                            2004     Vice President and Chief
125 Broad Street           Senior Vice                  Administrative Officer of
10th Floor                 President and       Since    mutual funds associated
New York, NY 10004         Chief               2003     with Citigroup; Treasurer of
Age 47                     Administrative               certain mutual funds
                           Officer                      associated with Citigroup;
                                                        Head of International Funds
                                                        Administration of CAM
                                                        (from 2001 to 2003);
                                                        Director of Global Funds
                                                        Administration of CAM from
                                                        2000 to 2001); Head of
                                                        U.S. Citibank Funds
                                                        Administration of CAM
                                                        (from 1998 to 2000)

Robert E. Amodeo           Executive Vice      Since    Managing Director (since          N/A           N/A
CAM                        President           1992     2002) and Director (from
399 Park Avenue, 4th Floor                              1999 to 2002), Salomon
New York, NY 10022                                      Brothers Asset Management
Age 37                                                  Inc ("SBAM") and CGM;
                                                        Vice President (from 1992 to
                                                        1999), SBAM and CGM

          Additional Information
          (unaudited) (continued)

                                                                                     Number of
                                                                                    Portfolios
                                              Term of                                 in Fund
                                            Office* and                               Complex     Other Board
                           Position(s) Held  Length of    Principal Occupation(s)    Overseen     Memberships
Name, Address and Age        with Company   Time Served   During Past Five Years    by Director Held by Director
---------------------      ---------------- ----------- --------------------------- ----------- ----------------

Charles K. Bardes           Executive Vice     Since    Vice President (since 1997)     N/A           N/A
CAM                         President          1998     and formerly, employee of
399 Park Avenue, 4th Floor                              SBAM and CGM
New York, NY 10022
Age 43

James E. Craige, CFA        Executive Vice     Since    Managing Director of CGM        N/A           N/A
CAM                         President          1995     and SBAM (since December
399 Park Avenue, 4th Floor                              1998); Director of CGM and
New York, NY 10022                                      SBAM (since January 1998)
Age 36                                                  and Vice President of CGM
                                                        and SBAM (from May 1992
                                                        to January 1998)

Thomas A. Croak             Executive Vice     Since    Vice President of SBAM          N/A           N/A
CAM                         President          1998
399 Park Avenue, 4th Floor
New York, NY 10022
Age 41

John B. Cunningham, CFA     Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1997
399 Park Avenue, 4th Floor
New York, NY 10022
Age 39

Thomas K. Flanagan          Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1995     since 1999, Director of
399 Park Avenue, 4th Floor                              SBAM and CGM (from 1991
New York, NY 10022                                      to 1999)
Age 50

John G. Goode               Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          2002
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 58

Peter J. Hable              Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          2002
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 44

Kevin Kennedy               Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1996
399 Park Avenue, 4th Floor
New York, NY 10022
Age 48

          Additional Information
          (unaudited) (continued)

                                                                                     Number of
                                                                                    Portfolios
                                              Term of                                 in Fund
                                            Office* and                               Complex     Other Board
                           Position(s) Held  Length of    Principal Occupation(s)    Overseen     Memberships
Name, Address and Age        with Company   Time Served   During Past Five Years    by Director Held by Director
---------------------      ---------------- ----------- --------------------------- ----------- ----------------
Roger M. Lavan, CFA         Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1995
399 Park Avenue, 4th Floor
New York, NY 10022
Age 40

Nancy A. Noyes              Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1998
399 Park Avenue, 4th Floor
New York, NY 10022
Age 41

Maureen O'Callaghan         Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1997     (since January 2001);
399 Park Avenue, 4th Floor                              Director and Vice President
New York, NY 10022                                      of SBAM (prior to 2001)
Age 40

Beth A. Semmel, CFA         Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1995
399 Park Avenue, 4th Floor
New York, NY 10022
Age 42

Peter J. Wilby, CFA         Executive Vice     Since    Managing Director of SBAM       N/A           N/A
CAM                         President          1995
399 Park Avenue, 4th Floor
New York, NY 10022
Age 44

George J. Williamson        Executive Vice     Since    Director of SBAM                N/A           N/A
CAM                         President          1998
399 Park Avenue, 4th Floor
New York, NY 10022
Age 68

          Additional Information
          (unaudited) (continued)

                                                                                         Number of
                                                                                        Portfolios
                                                Term of                                   in Fund
                                              Office* and                                 Complex     Other Board
                             Position(s) Held  Length of     Principal Occupation(s)     Overseen     Memberships
Name, Address and Age          with Company   Time Served    During Past Five Years     by Director Held by Director
---------------------        ---------------- ----------- ----------------------------- ----------- ----------------
Andrew Beagley                Vice President     Since    Director of CGM                   N/A           N/A
CAM                           and Chief          2002     (since 2003); Director of
399 Park Avenue, 4th Floor    Anti-Money                  Compliance, North America,
New York, NY 10022            Laundering                  CAM (since 2000); Chief
Age 40                        Compliance                  Anti-Money Laundering
                              Officer                     Compliance Officer and Vice
                                                          President of certain mutual
                                                          funds associated with
                                                          Citigroup; Director of
                                                          Compliance, Europe, the
                                                          Middle East and Africa,
                                                          CAM (from 1999 to 2000);
                                                          Compliance Officer, Salomon
                                                          Brothers Asset Management
                                                          Limited, Smith Barney
                                                          Global Capital Management
                                                          Inc., Salomon Brothers Asset
                                                          Management Asia Pacific
                                                          Limited (from 1997 to 1999)

Frances M. Guggino            Controller         Since    Vice President of CGM;            N/A           N/A
CAM                                              2002     Controller of certain mutual
125 Broad Street, 10th Floor                              funds associated with
New York, NY 10004                                        Citigroup
Age 45

Robert I. Frenkel             Secretary and      Since    Managing Director and             N/A           N/A
CAM                           Chief Legal        2003     General Counsel of Global
300 First Stamford Place      Officer                     Mutual Funds for CAM and
4th Floor                                                 its predecessor (since 1994);
Stamford, CT 06902                                        Secretary of CFM; Secretary
Age 48                                                    and Chief Legal Officer of
                                                          mutual funds associated with
                                                          Citigroup

--------
 * Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
 ** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***  As of January 20, 2004.

          Tax Information
          (unaudited)

For Federal tax purposes the Fund hereby designates for the year ended December 31, 2003:

   . 100.00% of the dividends from net investment income paid by the New York Municipal Money Fund were tax-exempt for regular Federal income tax purposes and New York State income tax purposes.

   . 0.37% of the ordinary dividends paid by the Cash Management Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

                     (This page intentionally left blank.)

          Salomon Brothers Investment Series

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
    PFPC Inc.
    53 State Street
    Boston, Massachusetts 02109-2873

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

DIRECTORS
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse
OFFICERS
R. Jay Gerken, CFA
    Chairman, President and
    Chief Executive Officer
Andrew B. Shoup*
    Senior Vice President,
    Chief Administrative Officer
    and Treasurer
Robert E. Amodeo
    Executive Vice President
Charles K. Bardes
    Executive Vice President
James E. Craige, CFA
    Executive Vice President
Thomas A. Croak
    Executive Vice President
John B. Cunningham, CFA
    Executive Vice President
Thomas K. Flanagan
    Executive Vice President
John G. Goode
    Executive Vice President
Peter J. Hable
    Executive Vice President
Kevin Kennedy
    Executive Vice President
Roger M. Lavan, CFA
    Executive Vice President
Nancy A. Noyes
    Executive Vice President
Maureen O'Callaghan
    Executive Vice President
Beth A. Semmel, CFA
    Executive Vice President
Peter J. Wilby, CFA
    Executive Vice President
George J. Williamson
    Executive Vice President
Andrew Beagley
    Vice President and Chief Anti-Money Laundering Compliance Officer Frances M. Guggino
    Controller
Robert I. Frenkel
    Secretary and
    Chief Legal Officer

--------
* Elected Treasurer as of January 20, 2004.

Salomon Brothers Investment Series

Cash Management Fund
New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
       BROTHERS
       Asset Management
SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

SBSMMANN 12/03
04-6113

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Salomon Brothers Investment Series were $365,250 and $327,000 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Investment Series' financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         (b) Audit-Related Fees for Salomon Brothers Investment Series of $0 and $0 for the years ended 12/31/03 and 12/31/02.

              In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Investment Series ("service affiliates"), required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

         (c) Tax Fees for Salomon Brothers Investment Series of $40,500 and $44,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Investment Series.

              There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

         (d) There were no All Other Fees for Salomon Brothers Investment Series for the years ended 12/31/03 and 12/31/02.

              ALL OTHER FEES. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Investment Series, requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the
              Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and
              (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors.
              As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund,
              (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
              (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

              (2)

         (f)  N/A

         (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Investment Series and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Investment Series were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Salomon Brothers Investment Series' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Investment Series or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Brothers Series Funds Inc

Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Brothers Series Funds Inc

Date: March 10, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      Salomon Brothers Series Funds Inc

Date: March 10, 2004